Segment and Geographic Area Information	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment and Geographic Area Information

K. Segment Information—The operating results of Alcoa Corporation’s reportable segments were as follows (differences between segment totals and combined totals are in Corporate):

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
Third quarter ended September 30, 2016
Sales:
Third-party sales—unrelated party	$93	$585	$—	$1,040	$77	$237	$2,032
Third-party sales—related party	—	—	—	254	—	—	254
Intersegment sales	192	317	918	91	41	—	1,559

Total sales	$285	$902	$918	$1,385	$118	$237	$3,845

Profit and loss:
Equity (loss) income	$—	$(9)	$5	$(2)	$—	$(10)	$(16)
Depreciation, depletion, and amortization	21	48	72	10	15	5	171
Income taxes	22	7	(9)	15	7	(3)	39
After-tax operating income (ATOI)	55	16	10	44	23	(9)	139
Third quarter ended September 30, 2015
Sales:
Third-party sales—unrelated party	$26	$878	$2	$1,163	$88	$238	$2,395
Third-party sales—related party	—	—	—	231	2	1	234
Intersegment sales	305	396	1,132	15	74	—	1,922

Total sales	$331	$1,274	$1,134	$1,409	$164	$239	$4,551

Profit and loss:
Equity loss	$—	$(9)	$(2)	$(5)	$—	$(8)	$(24)
Depreciation, depletion, and amortization	23	48	77	10	15	6	179
Income taxes	30	52	(59)	10	14	7	54
ATOI	75	133	(96)	28	32	7	179

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
Nine months ended September 30, 2016
Sales:
Third-party sales—unrelated party	$224	$1,682	$15	$3,112	$208	$683	$5,924
Third-party sales—related party	—	—	—	752	1	—	753
Intersegment sales	549	930	2,807	197	127	—	4,610

Total sales	$773	$2,612	$2,822	$4,061	$336	$683	$11,287

Profit and loss:
Equity (loss) income	$—	$(30)	$12	$(5)	$—	$(31)	$(54)
Depreciation, depletion, and amortization	57	143	222	31	43	17	513
Income taxes	61	7	(43)	46	20	(5)	86
ATOI	156	21	(16)	133	59	(25)	328
Nine months ended September 30, 2015
Sales:
Third-party sales—unrelated party	$55	$2,636	$3	$3,974	$326	$746	$7,740
Third-party sales—related party	—	—	1	864	8	8	881
Intersegment sales	875	1,330	4,040	38	228	—	6,511

Total sales	$930	$3,966	$4,044	$4,876	$562	$754	$15,132

Profit and loss:
Equity (loss) income	$—	$(27)	$21	$(36)	$—	$(24)	$(66)
Depreciation, depletion, and amortization	73	155	234	31	46	18	557
Income taxes	71	187	(24)	35	55	21	345
ATOI	181	457	89	71	111	18	927

The following table reconciles total segment ATOI to combined net loss attributable to Alcoa Corporation:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Total segment ATOI	$139	$179	$328	$927
Unallocated amounts:
Impact of LIFO	5	25	32	68
Metal price lag	1	(14)	5	(26)
Interest expense	(67)	(69)	(197)	(208)
Noncontrolling interest (net of tax)	(20)	(61)	(58)	(188)
Corporate expense	(50)	(54)	(136)	(138)
Restructuring and other charges	(17)	(54)	(109)	(297)
Income taxes	(53)	(23)	(92)	35
Other	56	(53)	(34)	(210)

Combined net loss attributable to Alcoa Corporation	$(6)	$(124)	$(261)	$(37)

Items required to reconcile total segment ATOI to combined net loss attributable to Alcoa Corporation include: the impact of LIFO inventory accounting; metal price lag; interest expense; noncontrolling interest; corporate expense (general administrative and selling expenses of operating the corporate headquarters and other global administrative facilities, along with depreciation and amortization on corporate-owned assets); restructuring and other charges; income taxes; and other items, including intersegment profit eliminations, discrete tax items, deferred tax valuation allowance adjustments, and other differences between tax rates applicable to the segments and the combined effective tax rate, and other nonoperating items such as foreign currency transaction gains/losses, gains/losses on certain asset sales, and interest income.

Q. Segment and Geographic Area Information

Alcoa Corporation is primarily a producer of bauxite, alumina, aluminum ingot, and aluminum sheet. Alcoa Corporation’s segments are organized by product on a worldwide basis. Segment performance under Alcoa Corporation’s management reporting system is evaluated based on a number of factors; however, the primary measure of performance is the after-tax operating income (ATOI) of each segment. Certain items such as the impact of LIFO inventory accounting; metal price lag; interest expense; non-controlling interests; corporate expense (primarily comprising general administrative and selling expenses of operating the corporate headquarters and other global administrative facilities, along with depreciation and amortization on corporate-owned assets); restructuring and other charges; intersegment profit elimination; the impact of any discrete tax items, deferred tax valuation allowance adjustments and other differences between tax rates applicable to the segments and the combined effective tax rate; and other non-operating items such as foreign currency transaction gains/losses and interest income are excluded from segment ATOI. Segment assets exclude, among others, cash and cash equivalents; deferred income taxes; goodwill not allocated to businesses for segment reporting purposes; corporate fixed assets; and LIFO reserves.

The accounting policies of the segments are the same as those described in the Proposed Separation and Basis of Presentation (see Note A). Transactions among segments are established based on negotiation among the parties. Differences between segment totals and Alcoa Corporation’s combined totals for line items not reconciled are in Corporate.

Effective January 1, 2015, Alcoa Corporation redefined its segments concurrent with an internal reorganization for certain of its businesses. Following this reorganization, Alcoa Corporation’s operations consist of six reportable segments as follows:

Bauxite. This segment represents Alcoa Corporation’s global portfolio of bauxite mining assets. Bauxite is mined and sold primarily to internal customers within the Alumina segment, who then process it into alumina. A portion of this segment’s production is also sold to third parties. Bauxite is transferred to the Alumina segment at negotiated terms that are intended to approximate market prices; sales to third parties are conducted on both a spot and contract basis.

Alumina. This segment represents Alcoa Corporation’s worldwide refining system, which processes bauxite into alumina, which is mainly sold directly to internal and external smelter customers worldwide, or is sold to customers who process it into industrial chemical products. More than half of Alumina’s production is sold under supply contracts to third parties worldwide, while the remainder is used internally by the Aluminum segment. Alumina produced by this segment and used internally is transferred to the Aluminum segment at prevailing market prices. A portion of this segment’s third-party sales are completed through the use of agents, alumina traders, and distributors.

Aluminum. This segment represents Alcoa Corporation’s worldwide smelter system. Aluminum receives alumina, mostly from the Alumina segment, and produces molten primary aluminum. Virtually all of Aluminum’s production is sold internally to the Cast Products or Rolled Products segment, and is transferred at prevailing market prices.

Cast Products. This segment represents Alcoa Corporation’s worldwide cast house system. Cast products are made from molten aluminum, purchased primarily from Alcoa Corporation’s Aluminum segment, which is then formed into various value-add ingot products, including billet and slab, for use in fabrication operations in a variety of industries. Results from the sale of aluminum powder and scrap are also included in this segment. The majority of this segment’s products are sold to third parties; the remaining portion is sold to ParentCo’s aluminum fabrication businesses at prevailing market prices.

Energy. This segment represents Alcoa Corporation’s portfolio of energy assets, with power production capacity of approximately 1,685 megawatts. This power is sold to both internal customers within the Aluminum segment and external customers, and provides operational flexibility to maximize operating results during market cyclicality. During 2015, approximately 55% of this segment’s power was sold to external customers.

Rolled Products. This segment primarily represents the Alcoa Corporation’s aluminum rolling mill in Warrick, Indiana, which produces aluminum sheet primarily sold directly to customers in the packaging end market for the production of aluminum cans (beverage, food and pet food). Seasonal increases in can sheet sales are generally experienced in the second and third quarters of the year. This segment also includes Alcoa Corporation’s investment in the Ma’aden rolling mill (see Note I).

Under the applicable accounting guidance, when a Company changes its organizational structure, it should generally prepare its segment information based on the new segments and provide comparative information for related periods. However, in certain instances, changes to the structure of an internal organization could change the composition of its reportable segments and it may not be practical to retrospectively revise prior periods. In connection with the January 1, 2015 reorganization, Alcoa Corporation fundamentally altered the commercial nature of how certain internal businesses transact with each other, moving from a cost-based transfer pricing model to one based on estimated market pricing. As a result, certain operations (e.g., bauxite mining, smelting and casting) that had previously been measured and evaluated primarily based on costs incurred were transformed into separate businesses with full profit and loss information. In addition, this reorganization involved converting regional-based management responsibility to global responsibility for each business, which had a further impact on overall cost structures of the segments.

As a result of the significant changes associated with the reorganization (including substantial information system modifications), which were implemented on a prospective basis only, Alcoa Corporation does not have all of the information that would be necessary to present certain segment data, specifically ATOI, income taxes and total assets, for periods prior to 2015. This information is not available to Alcoa Corporation management for its own internal use, and it is impracticable to obtain or generate this information, as underlying commercial transactions between the segments, which are necessary to determine these income-based and asset-based segment measures, did not take place prior to 2015.

The operating results and assets of Alcoa Corporation’s six reportable segments are as follows:

	Bauxite	Alumina	Aluminum	Cast Products	Energy	Rolled Products	Total
2015
Sales:
Third-party sales	$71	$3,343	$13	$5,127	$416	$985	$9,955
Related party sales	—	—	1	1,059	10	8	1,078
Intersegment sales	1,160	1,687	5,092	46	297	18	8,300

Total sales	$1,231	$5,030	$5,106	$6,232	$723	$1,011	$19,333

Profit and loss:
Equity loss	—	(41)	(12)	—	—	(32)	(85)
Depreciation, depletion, and amortization	94	202	311	42	61	23	733
Income taxes (benefit)	103	191	(77)	49	69	26	361
ATOI	258	476	1	110	145	20	1,010
2014
Sales:
Third-party sales	41	3,413	21	6,069	682	1,008	11,234
Related party sales(1)	—	—	—	1,758	—	25	1,783
Intersegment sales(1)	1,106	1,941	6,221	262	663	—	10,193

Total sales	1,147	5,354	6,242	8,089	1,345	1,033	23,210

Profit and loss:
Equity loss	—	(29)	(34)	—	—	(27)	(90)
Depreciation, depletion, and amortization	120	201	365	47	68	24	825
Income taxes	*	*	*	*	*	27	*
ATOI	*	*	*	*	*	21	*
2013
Sales:
Third-party sales	90	3,237	—	6,174	299	1,040	10,840
Related party sales(1)	—	—	—	1,523	—	15	1,538
Intersegment sales(1)	1,032	2,235	6,433	287	655	—	10,642

Total sales	1,122	5,472	6,433	7,984	954	1,055	23,020

Profit and loss:
Equity loss	—	(4)	(51)	—	—	(13)	(68)
Depreciation, depletion, and amortization	131	289	373	67	65	24	949
Income taxes	*	*	*	*	*	30	*
ATOI	*	*	*	*	*	52	*
2015
Assets:
Capital expenditures	30	154	108	32	16	52	392
Equity investments	164	503	497	—	137	217	1,518
Goodwill	2	4	—	—	—	—	6
Total assets	1,443	4,721	5,612	578	1,218	637	14,209
2014
Assets:
Capital expenditures	55	188	109	19	35	22	428
Equity investments	122	547	705	0	185	227	1,786
Goodwill	3	5	—	—	—	—	8
Total assets	*	*	*	*	*	677	*

(1)	Amounts were estimated by Alcoa Corporation management in an effort to provide comparable revenue information for 2014 and 2013.
*	This information is not available for periods prior to 2015 and it is impracticable to obtain.

The following tables reconcile certain segment information to combined totals for Alcoa Corporation:

	2015	2014(2)	2013(2)
Sales:
Total segment sales	$19,333	$23,210	$23,020
Elimination of intersegment sales	(8,300)	(10,193)	(10,642)
Corporate and other	166	130	195

Combined sales	$11,199	$13,147	$12,573

(2)	Amounts were estimated by Alcoa Corporation management in an effort to provide comparable revenue information for 2014 and 2013.

2015
Net (loss) income attributable to Alcoa Corporation:
Total segment ATOI(3)	$1,010
Unallocated amounts:
Impact of LIFO	107
Metal price lag	(30)
Interest expense	(270)
Non-controlling interest (net of tax)	(124)
Corporate expense	(180)
Restructuring and other charges	(983)
Income taxes	(41)
Other	(352)

Combined net loss attributable to Alcoa Corporation	$(863)

(3)	Segment ATOI information is not available for periods prior to 2015 and it is impracticable to obtain.

December 31,	2015
Assets:
Total segment assets(4)	$14,209
Elimination of intersegment receivables	(709)
Unallocated amounts:
Cash and cash equivalents	557
Deferred income taxes	589
Corporate goodwill	147
Corporate fixed assets, net	454
LIFO reserve	(172)
Fair value of derivative contracts	1,078
Other	260

Combined assets	16,413

(4)	Total segment asset information is not available for periods prior to 2015 and it is impracticable to obtain.

Sales by major product grouping were as follows:

	2015	2014	2013
Sales:
Alumina	3,343	3,413	3,237
Primary aluminum	6,200	7,848	7,697
Flat-rolled products	993	1,033	1,055
Other	663	853	584

	$11,199	$13,147	$12,573

As a result of the impracticability of providing all of the required disclosures for Alcoa Corporation’s current six segments, the following information regarding Alcoa Corporation’s historical segments is provided on a supplemental basis. Prior to January 1, 2015, Alcoa Corporation’s operations consisted of three reportable segments, as follows:

Alumina. This segment represented Alcoa Corporation’s worldwide refining system, and primarily comprised the combined Bauxite and Alumina segments described above. This segment encompassed the mining of bauxite, from which alumina is produced and sold directly to external smelter customers, as well as to the previous Primary Metals segment (see below), or to customers who process it into industrial chemical products. More than half of Alumina’s production was sold under supply contracts to third parties worldwide, while the remainder was used internally by the Primary Metals segments. Alumina produced by this segment and used internally was transferred to the Primary Metals segment at prevailing market prices. A portion of this segments third-party sales was completed through the use of agents, alumina traders and distributors.

Primary Metals. This segment represented Alcoa Corporation’s worldwide smelting system and associated cast houses, and primarily comprised the Aluminum and Cast Products segments that were established on January 1, 2015, described above. The majority of the power generation assets in the Energy segment that was established on January 1, 2015, were also included in Primary Metals. The Primary Metals segment purchased alumina, mostly from the former Alumina segment, from which primary aluminum was produced and then sold directly to external customers and traders, as well as to the Rolled Products segment and ParentCo’s aluminum fabrication businesses. Results from the sale of aluminum powder, scrap and excess energy were also included in this segment. Primary aluminum produced by this segment and used by the Rolled Products segment or by ParentCo’s aluminum fabrication businesses was transferred at prevailing market prices. The sale of primary aluminum represented approximately 90% of this segments third-party sales.

Rolled Products. This segment primarily represents Alcoa Corporation’s aluminum rolling mill in Warrick, Indiana, which produces aluminum sheet sold directly to customers in the packaging end market for the production of aluminum cans (beverage, food and pet food). Seasonal increases in can sheet sales are generally experienced in the second and third quarters of the year. This segment also includes the investment in the Ma’aden rolling mill (see Note I).

The operating results and assets of Alcoa Corporation’s reportable segments under the historical presentation format were as follows:

	Alumina	Primary Metals	Rolled Products	Total
2015
Sales:
Sales to unrelated parties	$3,455	$5,667	$985	$10,107
Sales to related parties	—	1,070	8	1,078
Intersegment sales	1,687	532	—	2,219

Total sales	$5,142	$7,269	$993	$13,404

Profit and loss:
Equity loss	$(41)	$(12)	(32)	$(85)
Depreciation, depletion, and amortization	296	429	23	748
Income taxes	300	(20)	26	306
ATOI	746	136	20	902
2014
Sales:
Sales to unrelated parties	$3,509	$6,843	$1,008	$11,360
Sales to related parties	—	1,758	25	1,783
Intersegment sales	1,941	614	—	2,555

Total sales	$5,450	$9,215	$1,033	$15,698

Profit and loss:
Equity loss	$(29)	$(34)	(27)	$(90)
Depreciation, depletion, and amortization	387	494	24	905
Income taxes	153	214	27	394
ATOI	370	627	21	1,018
2013
Sales:
Sales to unrelated parties	$3,326	$6,668	$1,040	$11,034
Sales to related parties	—	1,523	15	1,538
Intersegment sales	2,235	610	—	2,845

Total sales	$5,561	$8,801	$1,055	$15,417

Profit and loss:
Equity loss	$(4)	$(51)	(13)	$(68)
Depreciation, depletion, and amortization	426	526	24	976
Income taxes	66	(81)	30	15
ATOI	259	(36)	52	275
2015
Assets:
Capital expenditures	$184	$156	52	$392
Equity investments	667	634	217	1,518
Goodwill	6	—	—	6
Total assets	6,165	7,134	637	13,936
2014
Assets:
Capital expenditures	$246	$176	22	$444
Equity investments	669	890	227	1,786
Goodwill	8	—	—	8
Total assets	7,350	9,246	677	17,273

The following tables reconcile certain historical segment information to combined totals for Alcoa Corporation:

	2015	2014	2013
Sales:
Total segment sales	$13,404	$15,698	$15,417
Elimination of intersegment sales	(2,219)	(2,555)	(2,845)
Corporate and other	14	4	1

Combined sales	$11,199	$13,147	$12,573

	2015	2014	2013
Net (loss) income attributable to Alcoa Corporation:
Total segment ATOI	$902	$1,018	$275
Unallocated amounts:
Impact of LIFO	107	4	19
Metal price lag	(30)	15	(5)
Interest expense	(270)	(309)	(305)
Non-controlling interest (net of tax)	(124)	91	(39)
Corporate expense	(180)	(208)	(204)
Impairment of goodwill	—	—	(1,731)
Restructuring and other charges	(983)	(863)	(712)
Income taxes	(96)	110	(108)
Other	(189)	(114)	(99)

Combined net loss attributable to Alcoa Corporation	$(863)	$(256)	$(2,909)

December 31,	2015	2014
Assets:
Total segment assets	$13,936	$17,273
Elimination of intersegment receivables	(306)	(471)
Unallocated amounts:
Cash and cash equivalents	557	266
Deferred income taxes	589	1,061
Corporate goodwill	147	153
Corporate fixed assets, net	454	544
LIFO reserve	(172)	(279)
Fair value of derivative contracts	1,078	16
Other	130	114

Combined assets	$16,413	$18,677

Geographic information for sales was as follows (based upon the country where the point of sale occurred):

	2015	2014	2013
Sales:
United States(1)	$5,386	$6,096	$5,851
Spain(2)(3)	2,852	3,198	2,098
Australia	2,147	2,656	2,887
Brazil	562	1,025	897
Canada	132	18	—
Norway(2)	31	32	284
Netherlands(3)	—	—	482
Other	89	122	74

Total sales	$11,199	$13,147	$12,573

(1)	Sales of a portion of the alumina from Alcoa Corporation’s refineries in Suriname, Brazil, Australia, and Jamaica (prior to divestiture—see Note F) and most of the aluminum from Alcoa Corporation’s smelters in Canada occurred in the United States.
(2)	In 2015, 2014, and 2013, sales of the aluminum from Alcoa Corporation’s smelters in Norway and the off-take from the Saudi Arabia joint venture (see Note I) occurred in Spain.
(3)	In 2015 and 2014, sales of the aluminum from Alcoa Corporation’s smelter in Iceland occurred in Spain. In 2013, sales of the aluminum from Alcoa Corporation’s smelter in Iceland occurred in both Spain and the Netherlands.

Geographic information for long-lived assets was as follows (based upon the physical location of the assets):

December 31,	2015	2014
Long-lived assets:
Australia	$2,158	$2,519
Brazil	1,922	2,983
United States	1,963	2,133
Iceland	1,397	1,459
Canada	1,177	1,204
Norway	463	588
Spain	293	337
Other	17	103

Total long-lived assets	$9,390	$11,326